Other Key Disclosures (Detail) - Finance Receivable Held by Special Purpose Entities, Transferees ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Transferred receivables with continuing involvement	₨ 793.8	$ 12.2	₨ 1,159.9
Delinquencies	205.7	3.2	219.6
Credit losses	183.0	2.8	191.2
Retained interest in sold receivables	₨ 32.7	$ 0.5	₨ 50.0